Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2012		2011
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2012	$—	—%	$15,500	2.09%
2013	75,500	1.11%	75,500	1.11%
2014	75,500	1.61%	75,500	1.61%
2015	51,000	2.00%	51,000	2.00%
2016	1,000	2.05%	1,000	2.05%
2017	51,000	3.37%	51,000	3.37%
Thereafter	252,259	2.94%	252,314	2.94%
Total	$506,259	2.42%	521,814	2.41%
Total broker repurchase agreements by year of maturity:
2016	$—	—%	$75,000	4.05%
2017	300,000	1.75%	225,000	4.03%
Total	$300,000	1.75%	$300,000	4.04%
Other borrowings by year of maturity:
2012	$—	—%	$69	7.97%
2013	—	—%	74	7.97%
2014	—	—%	81	7.97%
2015	—	—%	87	7.97%
2016	—	—%	94	7.97%
2017	—	—%	102	7.97%
Thereafter	—	—%	861	7.97%
Total	$—	—%	$1,368	7.97%
Total combined long-term debt by year of maturity:
2012	$—	—%	$15,569	2.12%
2013	75,500	1.11%	75,574	1.11%
2014	75,500	1.61%	75,581	1.62%
2015	51,000	2.00%	51,087	2.01%
2016	1,000	2.05%	76,094	4.03%
2017	351,000	1.99%	276,102	3.91%
Thereafter	252,259	2.94%	253,175	2.96%
Total	$806,259	2.17%	$823,182	3.01%
Prepayment penalty	(24,601)		$—
Total Long-term debt	$781,658	2.87%	$823,182	3.01%